Non-controlling interests	12 Months Ended
Jun. 30, 2021
Non-controlling interests.
Non-controlling interests

18    Non-controlling interests

Non-controlling interests (“NCI”) represent 44% non-controlling interests in Jiangxi Haibo Education Management Co., Ltd. (“Haibo Education”) and Jiangxi Haibo Logistics Management Co., Ltd. (“Haibo Logistics”), which are held by Nanchang Baishu Education Group (“Nanchang Baishu”), a related party of the Group before October 30, 2019, 49% non-controlling interests in Zhenjiang Jianghe High School of Art,49% non-controlling interests in Juxian Technology and 10% non-controlling interests in Xiantao Hailiang Education Logistics Management Co., Ltd., which are held by third parties. In the fiscal year of 2020, the Group ceased the operation of Haibo Education and Haibo Logistics. The following table summarizes the changes in non-controlling interests from June 30, 2019 to June 30, 2021.

	Haibo	Haibo	Zhenjiang Jianghe High	Juxian	Xiantao
	Education	Logistics	School of Art	Technology	Logistics	Total
	RMB	RMB	RMB	RMB	RMB	RMB
Balance at June 30, 2019	22,850	6,165	8,424	—	—	37,439
Capital contribution from NCI	—	—	—	2,450	—	2,450
Net loss and total comprehensive loss attributable to NCI	(3,478)	(679)	(27)	(50)	—	(4,234)
Dividends paid to NCI	(17,670)	(3,475)	—	—	—	(21,145)
Payments to NCI upon liquidation of Haibo Education and Haibo Logistics	(1,702)	(2,011)	—	—	—	(3,713)
Balance at June 30, 2020	—	—	8,397	2,400	—	10,797
Net profit/(loss) and total comprehensive loss attributable to NCI	—	—	(1,343)	4,620	404	3,681
Waving liabilities from non-controlling shareholders	—	—	1,744	—	—	1,744
Balance at June 30, 2021	—	—	8,798	7,020	404	16,222